AXP(R) Partners
                                                                   International
                                                                    Select Value
                                                                            Fund
                                                          2002 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) compass

AXP Partners International Select Value Fund seeks to provide shareholders with long-term capital growth.



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Far-reaching Values

Attractive investment opportunities among value stocks can pop up not only in any industry, but in any part of the world as well. Following the traditional value approach, this Fund focuses on stocks that appear cheap based on their respective companies' potential earnings. Then it compares them with stocks from around the world to determine which ones offer the most investment value and, thus, the best opportunity for long-term capital appreciation.

CONTENTS

From the Chairman                                   3

Portfolio Manager Q & A                             4

Fund Facts                                          6

The 10 Largest Holdings                             7

Financial Statements                                8

Notes to Financial Statements                      11

Investments in Securities                          19

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2 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

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3 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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Portfolio Manager Q & A

Q: How did the Fund perform for the six-month period ended April 30, 2002?

A: The performance of world stock markets began to improve in line with growing enthusiasm about the direction of the global economy. In that environment, AXP Partners International Select Value Fund returned 10.34% for the six-month period (Class A shares not including sales charges). By comparison, the Morgan Stanley Capital International (MSCI) EAFE GDP Weighted Half-Hedged Index and the MSCI EAFE Index returned 5.69% and 5.66%, respectively. Another comparative measure, the Lipper International Funds Index, earned 8.94% over the same period.

Q: What factors affected the Fund's performance during the period?

A: We were able to capitalize on a quickly improving investment environment for foreign stocks over the period. This was in sharp contrast to what had been the case in the previous year. The period began with global markets in the midst of a rally following the sell-off caused by the terrorist attacks on September 11. Stocks moved up through November and December, then gave back some of their gains in January. The markets regained their momentum in February and continued to move in a positive direction through the end of the period as it became apparent that a global economic recovery was underway. The Fund benefited from strong stock selection, favorable currency trends and an emphasis on some of the best-performing sectors in the market. This included building materials and appliance companies. Earnings in these industries are likely to benefit from the economic rebound. We also were well served by mostly avoiding the struggling telecommunications and medical sectors. In the latter months of the period, we gained ground as well by putting greater emphasis on the euro, Europe's common currency, which enjoyed a resurgence after lagging the dollar consistently throughout 2001.

Q: What changes did you make to the Fund's portfolio?

A: We put increasing emphasis on companies that are in a position to benefit from the improved economic environment. This included retail companies such as Wolseley (United Kingdom), appliance makers such as Electrolux (Sweden) and homebuilders including Grupo Dragados (Spain). With stable incomes and low financing rates making large purchases more affordable for consumers, these companies should see better results, and we're encouraged as well because their stock prices were quite attractive when we invested in them. Banking is another area of increased interest, particularly those firms that have improved their loan screening process and should see more profitable operations as a result.

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4 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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Q: What is your outlook for the coming months?

A: Even with the rally that took place in the past six months, we believe that non-U.S. markets remain attractively priced. In the past decade, foreign stocks as a whole have underperformed the U.S. market, due primarily to a very strong dollar and a very weak Japanese economy. What has been overlooked are the genuine improvements in competitiveness within Europe and increasingly within Japan. We believe the dollar remained strong because of the perception that the U.S. business environment is clearly more favorable to companies. However, this perception created a mini-bubble in the price of U.S. equities and the value of the dollar. Our expectation is that world-class companies can be found overseas at attractive prices. If the dollar continues to weaken as it did earlier this year, it will boost the Fund's returns. In general, we anticipate a positive environment for global investors in the months ahead.

Q: How have you positioned the Fund in light of your outlook?

A: As always, our commitment is to invest in value-oriented stocks of international companies that show prospects for positive performance, but are currently being overlooked by the market. Although the value style has performed better than the growth style over the past two years, we believe that ample opportunities continue to exist among value stocks. We are maintaining our focus on companies that are in a position to capitalize on improving economic conditions. We believe this will provide the Fund with the best opportunity for success in the months ahead.

Andy Adelson

Chief investment officer of international value equities for Alliance Capital Management L.P. and portfolio manager of AXP Partners International Select Value Fund.

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5 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.76
Oct. 31, 2001                                                     $5.23
Increase                                                          $0.53

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +10.34%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.74
Oct. 31, 2001                                                     $5.22
Increase                                                          $0.52

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    +9.96%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.74
Oct. 31, 2001                                                     $5.22
Increase                                                          $0.52

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    +9.96%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                    $5.77
Oct. 31, 2001                                                     $5.23
Increase                                                          $0.54

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +10.54%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                       Percent                     Value
                                   (of net assets)        (as of April 30, 2002)

Honda Motor (Japan)                      2.6%                   $3,813,084
PSA Peugeot Citroen (France)             2.5                     3,606,201
Canon (Japan)                            2.3                     3,333,645
ENI (Italy)                              2.3                     3,309,352
DSM (Netherlands)                        2.0                     2,923,408
Safeway (United Kingdom)                 1.8                     2,671,846
Royal & Sun Alliance Insurance
   Group (United Kingdom)                1.8                     2,648,548
Siemens (Germany)                        1.8                     2,603,818
BNP Paribas (France)                     1.8                     2,555,698
Banco Santander Central Hispano (Spain)  1.5                     2,245,425

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 20.4% of net assets

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7 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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


Financial Statements

Statement of assets and liabilities
AXP Partners International Select Value Fund

April 30, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $126,801,872)                                                                      $136,278,688
Cash in bank on demand deposit (including foreign currency holdings of $2,534,851)                       12,078,209
Expense reimbursement receivable from AEFC                                                                   10,148
Capital shares receivable                                                                                   289,511
Dividends and accrued interest receivable                                                                   415,687
Receivable for investment securities sold                                                                   145,431
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                         12,332
                                                                                                             ------
Total assets                                                                                            149,230,006
                                                                                                        -----------

Liabilities
Capital shares payable                                                                                        1,000
Payable for investment securities purchased                                                               3,801,263
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                        385,983
Accrued investment management services fee                                                                    3,497
Accrued distribution fee                                                                                      1,848
Accrued transfer agency fee                                                                                   1,042
Accrued administrative services fee                                                                             311
Other accrued expenses                                                                                       77,255
                                                                                                             ------
Total liabilities                                                                                         4,272,199
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $144,957,807
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    251,745
Additional paid-in capital                                                                              135,117,311
Undistributed net investment income                                                                         261,207
Accumulated net realized gain (loss)                                                                        214,908
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 5)                            9,112,636
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                               $144,957,807
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $101,316,377
                                                            Class B                                    $ 41,942,049
                                                            Class C                                    $  1,661,097
                                                            Class Y                                    $     38,284
Net asset value per share of outstanding capital stock:     Class A shares         17,575,742          $       5.76
                                                            Class B shares          7,302,713          $       5.74
                                                            Class C shares            289,381          $       5.74
                                                            Class Y shares              6,634          $       5.77
                                                                                        -----          ------------

See accompanying notes to financial statements.

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8 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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


Statement of operations
AXP Partners International Select Value Fund

Six months ended April 30, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                                $  996,314
Interest                                                                                                     58,124
   Less foreign taxes withheld                                                                             (121,962)
                                                                                                           --------
Total income                                                                                                932,476
                                                                                                            -------
Expenses (Note 2):
Investment management services fee                                                                          324,377
Distribution fee
   Class A                                                                                                   65,865
   Class B                                                                                                   93,703
   Class C                                                                                                    3,334
Transfer agency fee                                                                                          86,542
Incremental transfer agency fee
   Class A                                                                                                    6,586
   Class B                                                                                                    5,110
   Class C                                                                                                      213
Service fee -- Class Y                                                                                           11
Administrative services fees and expenses                                                                    27,898
Compensation of board members                                                                                 3,692
Custodian fees                                                                                               56,985
Printing and postage                                                                                         40,640
Registration fees                                                                                            67,167
Audit fees                                                                                                    7,000
Other                                                                                                        15,269
                                                                                                             ------
Total expenses                                                                                              804,392
   Expenses reimbursed by AEFC (Note 2)                                                                    (132,887)
                                                                                                           --------
                                                                                                            671,505
   Earnings credits on cash balances (Note 2)                                                                  (236)
                                                                                                               ----
Total net expenses                                                                                          671,269
                                                                                                            -------
Investment income (loss) -- net                                                                             261,207
                                                                                                            -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                          (116,207)
   Foreign currency transactions                                                                            331,115
                                                                                                            -------
Net realized gain (loss) on investments                                                                     214,908
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                     8,876,772
                                                                                                          ---------
Net gain (loss) on investments and foreign currencies                                                     9,091,680
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                          $9,352,887
                                                                                                         ==========

See accompanying notes to financial statements.

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9 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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


Statements of changes in net assets
AXP Partners International Select Value Fund

                                                                               April 30, 2002   For the period from
                                                                             Six months ended    Sept. 28, 2001* to
                                                                                  (Unaudited)         Oct. 31, 2001

Operations
Investment income (loss) -- net                                                  $    261,207           $   (15,378)
Net realized gain (loss) on investments                                               214,908               (19,046)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies               8,876,772                96,578
                                                                                    ---------                ------
Net increase (decrease) in net assets resulting from operations                     9,352,887                62,154
                                                                                    ---------                ------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         81,630,434            10,712,029
   Class B shares                                                                  35,825,556             3,957,711
   Class C shares                                                                   1,456,032               122,018
   Class Y shares                                                                      22,122                 3,268
Payments for redemptions
   Class A shares                                                                  (2,936,093)               (8,106)
   Class B shares (Note 2)                                                           (344,369)              (18,053)
   Class C shares (Note 2)                                                            (19,160)                   --
   Class Y shares                                                                         (24)                   --
                                                                                          ---                    --
Increase (decrease) in net assets from capital share transactions                 115,634,498            14,768,867
                                                                                  -----------            ----------
Total increase (decrease) in net assets                                           124,987,385            14,831,021
Net assets at beginning of period (Note 1)                                         19,970,422             5,139,401**
                                                                                   ----------             ---------
Net assets at end of period                                                      $144,957,807           $19,970,422
                                                                                 ============           ===========
Undistributed net investment income                                              $    261,207           $        --
                                                                                 ------------           -----------

 * When shares became publicly available.

** Initial capital of $5,000,000 was contributed on Sept. 21, 2001-Sept. 25,
   2001. The Fund had an increase in net assets resulting from operations of $139,401 during the period from Sept. 21, 2001 to Sept. 28, 2001 (when shares became publicly available).

See accompanying notes to financial statements.

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10 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Partners International Select Value Fund

(Unaudited as to April 30, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Partners International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of issuers in countries that are part of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia and the Far
East) Index and Canada. Initial contributions were made during the period Sept. 21, 2001-Sept. 25, 2001, American Express Financial Corporation (AEFC) invested $5,000,000 in the Fund which represented 994,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5 per share. Shares of the Fund were first offered to the public on Sept. 28, 2001.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

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11 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

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Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

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13 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.90% to 0.775% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment was made on April 1, 2002, and will cover the six-month period beginning Oct. 1, 2001. The adjustment decreased the fee by $171 for the six months ended April 30, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has an Investment Subadvisory Agreement with Alliance Capital Management
L.P.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00

o   Class B $20.00

o   Class C $19.50

o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

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14 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



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


AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2002. Under this agreement, total expenses will not exceed 1.65% for Class A, 2.42% for Class B, 2.42% for Class C and 1.48% for Class Y of the Fund's average daily net assets.

Sales charges received by the Distributor for distributing Fund shares were $471,426 for Class A and $2,100 for Class B for the six months ended April 30, 2002.

The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended April 30, 2002, the Fund's custodian and transfer agency fees were reduced by $236 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $113,977,591 and $3,270,030, respectively, for the six months ended April 30, 2002. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended April 30, 2002
                                             Class A           Class B           Class C         Class Y

Sold                                       15,068,999         6,610,952          267,499          4,019
Issued for reinvested distributions                --                --               --             --
Redeemed                                     (532,425)          (63,217)          (3,492)            (4)
                                             --------           -------           ------             --
Net increase (decrease)                    14,536,574         6,547,735          264,007          4,015
                                           ----------         ---------          -------          -----

                                                           Sept. 28, 2001* to Oct. 31, 2001
                                             Class A           Class B           Class C         Class Y

Sold                                        2,046,727           756,436           23,374            619
Issued for reinvested distributions                --                --               --             --
Redeemed                                       (1,559)           (3,458)              --             --
                                               ------            ------               --             --
Net increase (decrease)                     2,045,168           752,978           23,374            619
                                            ---------           -------           ------            ---

* When shares became publicly available.

--------------------------------------------------------------------------------
15 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



5. FOREIGN CURRENCY CONTRACTS

As of April 30, 2002, the Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date            Currency to                   Currency to            Unrealized          Unrealized
                        be delivered                   be received          appreciation        depreciation

May 2, 2002                1,806,200                     2,000,000             $    --            $  4,000
                         U.S. Dollar        European Monetary Unit

June 20, 2002                220,000                       311,762                  --               7,895
                       British Pound                   U.S. Dollar

June 20, 2002              1,700,000                     2,449,955                  --              20,126
                       British Pound                   U.S. Dollar

June 20, 2002            110,000,000                       830,565                  --              28,328
                        Japanese Yen                   U.S. Dollar

June 20, 2002            200,000,000                     1,502,235                  --              59,389
                        Japanese Yen                    U.S Dollar

June 20, 2002            160,000,000                     1,203,913                  --              45,386
                        Japanese Yen                   U.S. Dollar

June 20, 2002          2,250,000,000                    17,580,597              12,332                  --
                        Japanese Yen                   U.S. Dollar

June 20, 2002            100,000,000                       763,971                  --              16,841
                        Japanese Yen                   U.S. Dollar

June 20, 2002            160,000,000                     1,220,256                  --              29,043
                        Japanese Yen                   U.S. Dollar

June 20, 2002            365,000,000                     2,777,883                  --              72,080
                        Japanese Yen                   U.S. Dollar

June 20, 2002            180,000,000                     1,382,595                  --              22,867
                        Japanese Yen                   U.S. Dollar

June 20, 2002              5,000,000                       552,364                  --              38,521
                     Norwegian Krone                   U.S. Dollar

June 20, 2002              6,600,000                       738,462                  --              41,507
                     Norwegian Krone                   U.S. Dollar
                                                                               -------            --------

Total                                                                          $12,332            $385,983
                                                                               -------            --------


6. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2002.

--------------------------------------------------------------------------------
16 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(j)      2001(b)

Net asset value, beginning of period                              $5.23        $5.14

Income from investment operations:

Net investment income (loss)                                        .01           --

Net gains (losses) (both realized and unrealized)                   .52          .09

Total from investment operations                                    .53          .09

Net asset value, end of period                                    $5.76        $5.23

Ratios/supplemental data

Net assets, end of period (in millions)                            $101          $16

Ratio of expenses to average daily net assets(c),(e)              1.65%(d)     1.65%(d)

Ratio of net investment income (loss)
to average daily net assets                                        .88%(d)    (1.33%)(d)

Portfolio turnover rate (excluding short-term securities)            5%           0%

Total return(i)                                                  10.34%        1.75%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(j)      2001(b)

Net asset value, beginning of period                              $5.22        $5.14

Income from investment operations:

Net investment income (loss)                                         --        (.01)

Net gains (losses) (both realized and unrealized)                   .52          .09

Total from investment operations                                    .52          .08

Net asset value, end of period                                    $5.74        $5.22

Ratios/supplemental data

Net assets, end of period (in millions)                             $42           $4

Ratio of expenses to average daily net assets(c),(f)              2.42%(d)     2.42%(d)

Ratio of net investment income (loss)
to average daily net assets                                        .30%(d)    (1.99%)(d)

Portfolio turnover rate (excluding short-term securities)            5%           0%

Total return(i)                                                   9.96%        1.56%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
17 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(j)      2001(b)

Net asset value, beginning of period                              $5.22        $5.14

Income from investment operations:

Net investment income (loss)                                         --         (.01)

Net gains (losses) (both realized and unrealized)                   .52          .09

Total from investment operations                                    .52          .08

Net asset value, end of period                                    $5.74        $5.22

Ratios/supplemental data

Net assets, end of period (in millions)                              $2          $--

Ratio of expenses to average daily net assets(c),(g)              2.42%(d)     2.42%(d)

Ratio of net investment income (loss)
to average daily net assets                                        .38%(d)    (2.06%)(d)

Portfolio turnover rate (excluding short-term securities)            5%           0%

Total return(i)                                                   9.96%        1.56%


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2002(j)      2001(b)

Net asset value, beginning of period                              $5.23        $5.14

Income from investment operations:

Net investment income (loss)                                        .02           --

Net gains (losses) (both realized and unrealized)                   .52          .09

Total from investment operations                                    .54          .09

Net asset value, end of period                                    $5.77        $5.23

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--

Ratio of expenses to average daily net assets(c),(h)              1.48%(d)     1.48%(d)

Ratio of net investment income (loss)
to average daily net assets                                       1.01%(d)    (1.23%)(d)

Portfolio turnover rate (excluding short-term securities)            5%           0%

Total return(i)                                                  10.54%        1.75%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 2.03% and 10.15% for the periods ended 2002 and 2001, respectively.

(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.77% and 10.92% for the periods ended 2002 and 2001, respectively.

(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 2.77% and 10.92% for the periods ended 2002 and 2001, respectively.

(h) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.95% and 9.98% for the periods ended 2002 and 2001, respectively.

(i) Total return does not reflect payment of a sales charge.

(j) Six months ended April 30, 2002 (Unaudited).

--------------------------------------------------------------------------------
18 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Partners International Select Value Fund

April 30, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.0%)(c)

Issuer                                                Shares            Value(a)

Australia (3.3%)

Banks and savings & loans (1.8%)
Australia & New Zealand Banking Group                138,900          $1,415,706
Natl Australia Bank                                   62,800           1,171,895
Total                                                                  2,587,601

Building materials & construction (0.7%)
CSR                                                  319,000           1,044,949

Metals (0.7%)
BHP Billiton                                         175,200           1,016,090

Retail (0.1%)
Coles Myer                                            30,200             123,577

Austria (0.1%)

Banks and savings & loans (--%)
Erste Bank der oesterrichischen Sparkassen               850              63,573

Energy (0.1%)
OMV                                                      850              80,040

Metals (--%)
Voest-Alpine                                             800              24,798

Belgium (0.6%)
Retail
Delhaize Le Lion                                      17,500             834,982

Canada (4.8%)

Automotive & related (0.8%)
Magna Intl                                            15,200           1,127,629

Banks and savings & loans (1.2%)
Bank of Nova Scotia                                   50,600           1,739,103

Communications equipment & services (0.4%)
Nortel Networks                                      164,400             570,797

Energy (0.9%)
Talisman Energy                                       29,700           1,267,694

Insurance (0.1%)
Manulife Financial                                     6,000             174,224

Media (--%)
Quebecor World                                           950              26,018

Paper & packaging (0.1%)
Abitibi-Consolidated                                   3,500              31,640
Domtar                                                 7,000              74,651
Total                                                                    106,291

Transportation (0.6%)
Canadian Natl Railway                                  7,700             364,961
Canadian Pacific Railway                              23,700             493,719
Total                                                                    858,680

Utilities -- telephone (0.7%)
BCE                                                   58,600           1,028,496

Finland (1.4%)

Energy equipment & services (0.5%)
Fortum                                               120,000             657,442

Paper & packaging (0.9%)
Stora Enso                                           110,300           1,402,411

France (10.2%)

Automotive & related (2.4%)
PSA Peugeot Citroen                                   72,500           3,606,201

Banks and savings & loans (3.1%)
BNP Paribas                                           48,900           2,555,698
Societe Generale Cl A                                 29,800           2,040,811
Total                                                                  4,596,509

Building materials & construction (1.4%)
Compagnie de Saint-Gobain                             12,750           2,182,915

Communications equipment & services (0.2%)
Alcatel                                               19,700             246,393

Energy (1.3%)
TotalFinaElf                                          12,400           1,879,406

Health care (0.4%)
Aventis                                                7,800             554,203

Insurance (0.8%)
Assurances Generales de France (AFG)                  22,000           1,110,155

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

France (cont.)

Leisure time & entertainment (0.4%)
Accor                                                 13,100            $529,546

Utilities -- electric (0.2%)
Suez                                                   8,600             256,120

Germany (7.4%)

Automotive & related (1.0%)
Volkswagen                                            33,300           1,452,753

Banks and savings & loans (0.2%)
DePfa Deutsche Pfandbriefbank (DePfa-Bank)             3,150             229,916

Building materials & construction (0.7%)
Heidelberger Zement                                   20,100             983,668

Chemicals (1.0%)
BASF                                                  35,700           1,524,823

Electronics (1.7%)
Siemens                                               43,000           2,603,818

Health care (0.5%)
Merck                                                 23,000             679,790

Insurance (1.3%)
AMB Generali Holding                                  14,550           1,625,764
Hannover Rueckversicherungs                            5,500             403,918
Total                                                                  2,029,682

Retail (0.4%)
KarstadtQuelle                                        18,000             543,363

Utilities -- electric (0.6%)
E.On                                                  16,300             843,821

Hong Kong (1.5%)

Banks and savings & loans (0.1%)
Wing Lung Bank                                        19,900              90,325

Multi-industry conglomerates (0.7%)
Wharf Holdings                                       413,000           1,106,742

Utilities -- electric (0.7%)
CLP Holdings                                         250,000             980,870

Ireland (1.7%)

Banks and savings & loans
Allied Irish Banks                                   108,600           1,437,173
Bank of Ireland                                       83,900             975,269
Total                                                                  2,412,442

Italy (6.0%)

Banks and savings & loans (1.7%)
Banca Nazionale del Lavoro (BNL)                      95,000             216,151
IntesaBci                                            155,000             501,417
San Paolo-IMI                                         37,300             415,768
UniCredito Italiano                                  296,400           1,375,493
Total                                                                  2,508,829

Energy (2.2%)
ENI                                                  215,400           3,309,352

Financial services (1.1%)
Parmalat Finanziaria                                 460,800           1,619,384

Insurance (0.8%)
Riunione Adriatica di Sicurta (RAS)                   85,000           1,102,946

Textiles & apparel (0.1%)
Benetton Group                                         6,000              84,613

Utilities -- telephone (0.1%)
Telecom Italia                                        12,600              84,165

Japan (24.8%)

Automotive & related (6.4%)
Bridgestone                                           80,000           1,128,349
Fuji Heavy Inds                                      189,000             953,832
Honda Motor                                           85,000           3,813,084
Nissan Motor                                         206,000           1,585,109
Toyota Motor                                          63,000           1,717,290
Total                                                                  9,197,664

Banks and savings & loans (1.4%)
Takefuji                                              25,700           1,857,446
UFJ Holdings                                           57(b)             141,168
Total                                                                  1,998,614

Building materials & construction (1.0%)
Daiwa House Inds                                     226,000           1,443,302

Chemicals (0.3%)
Mitsui Chemicals                                     105,000             500,467

Computers & office equipment (2.8%)
Canon                                                 87,000           3,333,645
Fujitsu                                               94,000             746,729
Total                                                                  4,080,374

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Japan (cont.)

Electronics (2.5%)
Hitachi                                              246,000          $1,822,009
Hitachi Maxell                                         1,000              15,405
Mitsubishi Electric                                  162,000             754,486
Nichicon                                               1,300              17,343
Sharp                                                 51,000             707,407
Yamaha                                                40,000             301,246
Total                                                                  3,617,896

Financial services (1.9%)
Daiwa Securities Group                                11,000              75,475
Nomura Holdings                                       49,000             683,100
Promise                                               33,900           1,787,407
Sumitomo Trust & Banking                              42,000             188,411
Total                                                                  2,734,393

Food (1.1%)
Nippon Meat Packers                                  154,000           1,549,595

Furniture & appliances (0.1%)
Matsushita Electric Industrial                        16,000             214,330

Health care (2.3%)
Daiichi Pharmaceutical                                56,000           1,092,523
Sankyo                                                80,000           1,218,070
Tanabe Seiyaku                                       110,000           1,040,031
Total                                                                  3,350,624

Industrial equipment & services (0.2%)
Mitsubishi Heavy Inds                                 75,000             237,734

Media (0.3%)
Toppan Printing                                       49,000             495,724

Multi-industry conglomerates (0.9%)
Mitsubishi                                            63,000             472,500
Sumitomo                                             144,000             879,252
Total                                                                  1,351,752

Paper & packaging (0.6%)
OJI Paper                                            176,000             858,069

Retail (0.4%)
Canon Sales                                            4,000              28,660
Uny                                                   51,000             547,337
Total                                                                    575,997

Textiles & apparel (0.1%)
Tokyo Style                                           24,000             214,580

Transportation (0.7%)
East Japan Railway                                        70             296,028
Mitsui O.S.K. Lines                                  347,000             708,053
Total                                                                  1,004,081

Utilities -- electric (1.1%)
Kyushu Electric Power                                 58,000             772,882
Tohoku Electric Power                                 66,100             802,054
Total                                                                  1,574,936

Utilities -- telephone (0.7%)
Nippon Telegraph & Telephone                             264           1,038,318

Luxembourg (0.9%)

Metals
Arcelor                                               92,700(b)        1,278,039

Netherlands (4.3%)

Banks and savings & loans (1.1%)
ABN AMRO Holding                                      74,200           1,470,955

Chemicals (2.1%)
DSM                                                   65,700           2,923,408

Energy (0.1%)
Royal Dutch Petroleum                                  2,700             143,059

Insurance (0.5%)
ING Groep                                             29,600             781,506

Media (0.2%)
Wolters Kluwer                                        17,500             354,808

Multi-industry conglomerates (0.3%)
Hagemeyer                                             25,000             494,479

New Zealand (0.2%)

Utilities -- telephone
Telecom Corp of New Zealand                          113,011             243,759

Norway (1.2%)

Banks and savings & loans (1.2%)
DnB Holding                                          307,100           1,622,104
Gjensidige NOR Sparebank                                 800              28,456
Total                                                                  1,650,560

Energy (--%)
Norsk Hydro                                              400              19,677

Paper & packaging (--%)
Norske Skogindustrier                                    600              10,671

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Portugal (0.1%)

Banks and savings & loans (--%)
Banco Espirito Santo (BES)                             3,500             $37,342

Utilities -- electric (0.1%)
EDP-Electricdade de Portugal                          18,300              37,762

Scotland (0.8%)

Banks and savings & loans
Royal Bank of Scotland Group                          38,500           1,104,166

Singapore (0.4%)

Banks and savings & loans (0.2%)
United Overseas Bank                                  43,000             341,778

Communications equipment & services (0.2%)
Singapore Telecommunications                         300,000             253,353

Spain (5.3%)

Banks and savings & loans (1.6%)
Banco Santander Central Hispano                      242,400           2,245,425

Building materials & construction (1.3%)
Grupo Dragados                                       117,000           1,913,530

Utilities -- electric (1.3%)
Iberdrola                                            135,000           1,851,490

Utilities -- telephone (1.1%)
Telefonica                                           151,335           1,620,051

Sweden (2.9%)

Financial services (0.5%)
Nordea                                               120,000             683,198

Furniture & appliances (1.3%)
Electrolux Cl B                                      113,300           1,885,540

Paper & packaging (1.1%)
Holmen Cl B                                            8,800             214,108
Svenska Cellulosa                                     39,800           1,351,818
Total                                                                  1,565,926

Switzerland (1.8%)

Chemicals (0.3%)
Givaudan                                               1,140             425,011

Health care (1.0%)
Novartis                                              35,000           1,467,965

Insurance (0.5%)
Swiss Reinsurance                                      7,000             706,438

United Kingdom (14.3%)

Aerospace & defense (0.7%)
Smiths Group                                          91,100           1,076,683

Banks and savings & loans (0.7%)
Lloyds TSB Group                                      89,700           1,031,379

Beverages & tobacco (1.0%)
AWG                                                    9,600(b)           81,562
British American Tobacco                             134,900           1,380,059
Total                                                                  1,461,621

Communications equipment & services (0.2%)
GlaxoSmithKline                                       13,000             314,485

Electronics (0.5%)
Electrocomponents                                    123,000             779,728

Energy (0.7%)
Shell Transport & Trading                            134,300             956,069

Health care (1.1%)
AstraZeneca                                           32,600           1,527,380

Insurance (1.9%)
CGNU                                                   4,100              42,183
Royal & Sun Alliance Insurance Group                 601,800           2,648,548
Total                                                                  2,690,731

Media (0.6%)
Pearson                                               35,500             427,324
Reed Intl                                             49,500             484,756
Total                                                                    912,080

Metals (0.2%)
BHP Billiton                                          48,600             259,927

Multi-industry conglomerates (1.1%)
Six Continents                                        82,200             909,804
Unilever                                              67,500             617,749
Total                                                                  1,527,553

Restaurants & lodging (1.0%)
Whitebread                                           148,300           1,469,599

Retail (3.0%)
Safeway                                              603,100           2,671,846
Wolseley                                             177,000           1,857,182
Total                                                                  4,529,028

Utilities -- gas (0.1%)
Lattice Group                                         65,700             177,606

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

United Kingdom (cont.)

Utilities -- telephone (1.5%)
BT Group                                             216,100(b)         $812,500
Vodafone Group                                       815,900           1,316,828
Total                                                                  2,129,328

Total common stocks
(Cost: $126,801,872)                                                $136,278,688

Total investments in securities
(Cost: $126,801,872)(d)                                             $136,278,688


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2002, the cost of securities for federal income tax purposes was approximately $126,802,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $11,462,000

     Unrealized depreciation                                         (1,985,000)
                                                                     ----------
     Net unrealized appreciation                                    $ 9,477,000
                                                                    -----------

--------------------------------------------------------------------------------
23 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- SEMIANNUAL REPORT

AXP Partners International Select Value Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: APIAX    Class B: AXIBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6253 A (6/02)